Related Party Disclosures - Summary of Transactions With Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (291)	£ (203)	£ (237)
Interest, fees and other expenses paid	189	306	492
Amounts owed by related parties	4,144	4,128
Amounts owed to related parties	(2,777)	(3,995)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(210)	(120)	(150)
Interest, fees and other expenses paid	34	158	334
Amounts owed by related parties	1,049	1,857
Amounts owed to related parties	(1,392)	(2,463)
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(47)	(54)	(58)
Interest, fees and other expenses paid	151	148	158
Amounts owed by related parties	20	37
Amounts owed to related parties	(467)	(498)
Associates & joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(34)	(29)	(29)
Interest, fees and other expenses paid	4	0	£ 0
Amounts owed by related parties	3,075	2,234
Amounts owed to related parties	£ (918)	£ (1,034)